Summary of Significant Accounting Policies - Schedule of Interest Income, Interest Expense and Loan Provision Losses Related to Loans (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Interest income	¥ 1,320,510	¥ 1,290,016	¥ 1,341,657
Less: Interest expense	(146,306)	(73,846)	(228,320)
Net interest income	¥ 1,174,204	¥ 1,216,170	¥ 1,113,337